Operating Expenses and Commissions	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Operating Expenses and Commissions

17. Operating Expenses and Commissions

For the years ended December 31,	2024	2023
Operating expenses incurred (insurance and non-insurance):
Employee expenses(1)	$6,629	$6,144
Premises and equipment	197	216
Capital asset depreciation	262	249
Service fees	1,350	1,220
Amortization and impairment of intangible assets and goodwill	678	349
Other expenses	2,944	2,610
Total operating expenses incurred (insurance and non-insurance)	12,060	10,788
Commissions incurred:
Insurance	2,243	2,084
Non-insurance	1,014	948
Total commissions incurred (insurance and non-insurance)	3,257	3,032
Total operating expenses and commissions incurred (insurance and non-insurance)	15,317	13,820
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	6,551	5,825
Total operating expenses and commissions	$8,766	$7,995

(1)    See table below for further details.

Employee expenses consist of the following:

For the years ended December 31,	2024	2023
Salaries, bonus, employee benefits	$5,977	$5,605
Share-based payments (Note 18)	610	491
Other personnel costs	42	48
Total employee expenses	$6,629	$6,144